Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Restaurant sales, net	$ 1,642,122	$ 1,387,495	$ 6,752,323	$ 980,247
Management fee income - non-affiliates	25,000	25,000	100,000	493,167
Management fee income - affiliates			30,743	3,235
Total revenue	1,667,122	1,412,495	6,883,066	1,476,649
Expenses:
Restaurant cost of sales	627,888	581,551	2,761,949	504,971
Restaurant operating expenses	980,155	769,332	3,785,034	598,225
Restaurant pre-opening expenses	0	40,721	204,126	0
General and administrative expense	729,678	449,659	2,618,368	1,249,749
Depreciation and amortization	114,224	80,024	383,454	79,542
Total expenses	2,451,945	1,921,287	9,752,931	2,432,487
Loss from operations	(784,823)	(508,792)	(2,869,865)	(955,838)
Other income (expense)
Equity in earnings (losses) of investments	(14,247)	(10,538)	(14,803)	(76,113)
Gain on extinguishment of debt	70,900	0
Miscellaneous income	2,562	0
Realized (losses) gains from sales of investments			(16,598)	94,353
Interest and other income			864	5,017
Interest expense	(36,943)	(185,110)	(474,926)	(183,467)
Other than temporary decline in available-for-sale securities			0	(147,973)
Total other income (expense)	22,272	(195,648)	(505,463)	(308,183)
Loss from continuing operations before income taxes	(762,551)	(704,440)	(3,375,328)	(1,264,021)
Provision for income taxes	9,091	0	19,205	0
Loss from continuing operations	(771,642)	(704,440)
Income (loss) from discontinued operations, net of taxes	9,468	(61,863)
Consolidated net loss	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Less: Net loss attributable to non-controlling interest	24,331	62,518	227,968	101,307
Net loss attributable to Chanticleer Holdings, Inc.	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Net loss attributable to Chanticleer Holdings, Inc.:
Loss from continuing operations	(747,311)	(641,922)
Income (loss) from discontinued operations	9,468	(61,863)
Net loss attributable to Chanticleer Holdings, Inc.	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Other comprehensive loss:
Unrealized loss on available-for-sale securities (none applies to non-controlling interest)	(23,764)	(105,618)	(261,404)	(13,005)
Foreign translation income (loss)	13,516	(8,714)	29,013	(4,372)
Other comprehensive loss	$ (748,091)	$ (818,117)	$ (3,398,956)	$ (1,180,091)
Net loss per attributable to Chanticleer Holdings, Inc. per common share, basic and diluted:
Continuing operations attributable to common shareholders, basic and diluted (in dollars per share)	$ (0.20)	$ (0.26)
Discontinued operations attributable to common shareholders, basic and diluted (in dollars per share)	$ 0.00	$ (0.02)
Income (Loss) from Operations before Extraordinary Items, Per Basic and Diluted Share (in dollars per share)	$ (0.20)	$ (0.28)
Net loss per share, basic and diluted (in dollars per share)			$ (1.25)	$ (0.98)
Weighted average shares outstanding (in shares)	3,698,896	2,498,891	2,541,696	1,185,018